CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,677,077	$ 239,819	¥ 1,100,460	¥ 1,065,945
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and discounts			4,291	41,402
Share-based compensation expenses	96,175	13,753	94,623	117,852
Amortization of right-of-use assets and interest of lease liabilities	38,244	5,469	38,160	39,733
Depreciation and amortization	105,429	15,076	110,029	105,409
Provision for financing and interest receivables	1,016,742	145,392	865,524	627,061
Provision for contract assets and receivables	614,364	87,853	718,413	629,308
Provision for contingent guarantee liabilities	3,174,787	453,989	3,655,548	3,203,123
Change in inventory provision	(3,340)	(478)	3,246	(602)
Change in fair value of financial guarantee derivatives and loans at fair value	(508,160)	(72,666)	979,234	206,368
Deferred income tax	(208,561)	(29,824)	(292,710)	(67,550)
Investment-related impairment	2,728	390		301,760
Share of results of equity investees	19,200	2,742	2,417	1,475
Foreign exchange loss/(gain)	2,310	330	(11,749)	35,602
Loss/(gain) on disposal of loans at fair value and financing receivables			(8,241)	2,966
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	619,571	88,597	(315,618)	515,074
Prepayments and other current assets	(1,118,468)	(159,939)	(54,205)	(247,586)
Deposits to insurance companies and guarantee companies	160,152	22,901	257,928	(364,249)
Amounts due from related parties	(14,141)	(2,022)	(8,819)	(387)
Contract assets and receivables	1,103,879	157,853	266,858	(2,840,791)
Other long-term liabilities	(12,217)	(1,747)	(27,918)	(52,239)
Inventories	1,566	224	8,014	20,914
Other operating assets	(9,240)	(1,321)	323,281	(62,016)
Accounts payable	26,735	3,823	24,642	23,831
Amounts due to related parties	(2,219)	(317)	7,969	(1,711)
Deferred guarantee income	330,809	47,305	(563,283)	643,527
Contingent guarantee liabilities	(3,709,596)	(530,465)	(4,385,088)	(2,276,690)
Other payable to Individual Investors	(86)	(12)	(41)	(1,272)
Accruals and other current liabilities	210,726	30,133	(1,711,507)	1,151,315
Net cash provided by operating activities	3,614,441	516,858	1,081,458	2,817,572
Cash flows from investing activities:
Cash proceed for disposal of loans at fair value and financing receivables	440,726	63,023	80,546
Cash paid on long-term investments	(67,197)	(9,609)
Proceeds from disposal of investments	31,139	4,453
Purchases of property, equipment and software	(352,923)	(50,467)	(247,061)	(229,523)
Financing receivables originated and purchased (excluding receivables related to online direct sales)	(22,237,623)	(3,179,938)	(16,162,343)	(18,316,222)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	19,066,570	2,726,483	14,972,493	19,887,574
Investments in loans at fair value	(2,542,351)	(363,551)	(4,592,538)	(5,154,834)
Collection of loans at fair value	3,010,218	430,455	4,923,343	5,120,379
Placement of restricted term deposit and short-term investments	(1,054,098)	(150,734)	(228,099)	(1,102,968)
Withdrawal of restricted term deposit and short-term investments	1,107,942	158,434	394,693	2,130,046
Funds to related parties	(14,073)	(2,012)	(45,914)
Net cash provided by/(used in) investing activities	(2,611,670)	(373,463)	(904,880)	2,334,452
Cash flows from financing activities:
Proceeds from borrowings	1,138,581	162,815	1,030,312	1,957,888
Principal payments on borrowings	(942,295)	(134,748)	(780,841)	(2,265,540)
Proceeds from funding debts	13,091,614	1,872,076	12,696,902	17,938,230
Principal payments on funding debts	(13,752,004)	(1,966,510)	(12,684,233)	(19,718,592)
Repurchase of common shares	(202,129)	(28,904)
Exercise of share-based awards	23,063	3,298	14,899	5,880
Dividends to shareholders	(383,137)	(54,788)	(164,433)	(135,620)
Repayments of convertible loans			(504,237)	(1,634,678)
(Payments to)/cash receipts on behalf of third-parties	(4,654)	(665)	4,354	(30,520)
Net cash used in financing activities	(1,030,961)	(147,426)	(387,277)	(3,882,952)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	481	69	1,082	3,914
Net increase/(decrease) in cash, cash equivalents and restricted cash	(27,709)	(3,962)	(209,617)	1,272,986
Cash, cash equivalents and restricted cash at beginning of the year	3,993,552	571,070	4,203,169	2,930,183
Cash and cash equivalents at beginning of the year	2,254,213	322,348	2,624,719	1,494,150
Restricted cash at beginning of the year	1,739,339	248,722	1,578,450	1,436,033
Cash, cash equivalents and restricted cash at end of the year	3,965,843	567,108	3,993,552	4,203,169
Cash and cash equivalents at the end of the year	2,156,133	308,323	2,254,213	2,624,719
Restricted cash at the end of the year	1,809,710	258,785	1,739,339	1,578,450
Supplemental disclosure of cash flows information
Cash paid for interest expense of borrowings and convertible notes	57,976	8,290	45,163	86,411
Cash paid for income tax expense	¥ 740,092	$ 105,832	¥ 413,838	¥ 255,579